Simple Agreements for Future Equity (“SAFEs”) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 10, 2021	Apr. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Simple Agreements for Future Equity (“SAFEs”) (Details) [Line Items]
Total purchase amount		$ 5,000
Aggregate purchase price		$ 35,000
Fair value	$ 86,100		$ 102,700
Fair value	$ 86,100		102,700
SAFEs [Member]
Simple Agreements for Future Equity (“SAFEs”) (Details) [Line Items]
Total proceeds			25,765
Equity raise of least amount			$ 35,000
Class A Common Stock [Member]
Simple Agreements for Future Equity (“SAFEs”) (Details) [Line Items]
SAFEs converted into Class A (in Shares)	7,466,891
Class V Common Stock [Member]
Simple Agreements for Future Equity (“SAFEs”) (Details) [Line Items]
SAFEs converted into Class A (in Shares)	454,077